STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield
Expected volatility, minimum	107.00%	77.00%
Expected volatility, maximum	113.00%	217.00%
Risk-free interest rate, minimum	0.94%	0.13%
Risk-free interest rate, maximum	1.86%	2.26%
Unrecognized compensation expense related to non-vested market-based share awards			$ 384,591
Expected to be recognized	2 years 10 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	3 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	10 years	10 years